Segments (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Revenue by Geography
The following table presents a summary of revenue by geography for the three and six months ended June 30, 2022 and 2021 (in thousands):

	Three Months Ended June 30,
	2022		2021
	Amount	%	Amount	%
	(In Thousands)		(In Thousands)
United States	$1,649	77.3%	$593	38.5%
United Kingdom	485	22.7%	947	61.5%

	$2,134	100.0%	$1,540	100.0%

	Six Months Ended June 30,
	2022		2021
	Amount	%	Amount	%
	(In Thousands)		(In Thousands)
United States	$3,550	83.8%	$2,783	71.4%
United Kingdom	688	16.2%	1,117	28.6%

	$4,238	100.0%	$3,900	100.0%

Rigetti Holdings Inc
Summary of Revenue by Geography
The following table presents a summary of revenue by geography for the 11 months ended December 31, 2021 and year ended January 31,
2021:

	11 Months Ended December 31,	Year Ended January 31,
	2021	2021
United States	$5,826,004	$5,108,847
United Kingdom	2,370,302	412,747
Australia	—	21,004

	$8,196,306	$5,542,598